INCOME TAXES - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ (210)	$ (330)	$ (749)
Deferred	(1,782)	2,393	(611)
Taxes on income (tax benefit)	(1,992)	2,063	(1,360)
Income Tax Expense (Benefit), Continuing Operations, by Jurisdiction [Abstract]
Domestic	57	84	92
Foreign	(2,049)	1,979	(1,452)
Taxes on income (tax benefit)	$ (1,992)	$ 2,063	$ (1,360)